Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables, Other Receivables and Prepayments [Abstract]
Schedule of Trade Receivables
	As at December 31,
	2023	2022
Trade receivables	402,820	37,487
Bad debt provision for trade receivables	-	(37,487)
	402,820	-

Schedule of Other Receivables
	As at December 31,
	2023	2022
Other receivables	64,423	318,643
Long-term receivable to be collected within 1 year	7,000,000	3,000,000
Prepayments	11,618,310	2,182,463
	18,682,733	5,501,106

Schedule of Aging Analysis of Trade Receivables	The aging analysis of trade receivables is as follows:
	As at December 31,
	2023	2022
Less than 4 months	402,820	-
More than 4 months	-	37,487
	402,820	37,487

Schedule of Provision for Doubtful Debts	The movement in the provision for doubtful debts during the year is as follows:
	2023	2022
As at January 1	37,487	11,215,912
Provision provided in the year	-	37,487
Reverse due to disposal of subsidiaries	(37,487)	(11,215,912)
Translation adjustment	-	-
As at December 31	-	37,487